FINANCIAL INSTRUMENTS - Foreign currency exchange rate risk management (Details) - Foreign currency exchange rate risk	12 Months Ended
Dec. 31, 2017 USD ($) $ / $
Cash flow hedges | Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 2,339,000,000
Cross currency swaps | Cash flow hedges | Currency swap contract, term through November 2021
Disclosure of detailed information about hedging instruments [line items]
Amount	500
Exchange rate (US$/C$) | $ / $	1.022
Cross currency swaps | Cash flow hedges | Currency swap contract, term through March 2038
Disclosure of detailed information about hedging instruments [line items]
Amount	550
Exchange rate (US$/C$) | $ / $	1.170
Cross currency swaps | US | Cash flow hedges | Currency swap contract, term through November 2021
Disclosure of detailed information about hedging instruments [line items]
Interest rate	3.45%
Cross currency swaps | US | Cash flow hedges | Currency swap contract, term through March 2038
Disclosure of detailed information about hedging instruments [line items]
Interest rate	6.25%
Cross currency swaps | CAD | Cash flow hedges | Currency swap contract, term through November 2021
Disclosure of detailed information about hedging instruments [line items]
Interest rate	3.96%
Cross currency swaps | CAD | Cash flow hedges | Currency swap contract, term through March 2038
Disclosure of detailed information about hedging instruments [line items]
Interest rate	5.76%
Forward contracts
Disclosure of detailed information about hedging instruments [line items]
Notional amount	$ 3,705,000,000
Derivative, term of contract	90 days